Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-41031
Entity Registrant Name	BLUEJAY DIAGNOSTICS, INC.
Entity Central Index Key	0001704287
Entity Tax Identification Number	47-3552922
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Massachusetts Avenue
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Acton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01720
City Area Code	844
Local Phone Number	327-7078
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BJDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false